Construction in progress (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Construction in Progress (Textual)
Lease agreement period
According to the BOT agreement, the Company will invest in building a hotel in Laifeng County and own the operating right for 20 years from October 1, 2012 to September 30, 2032. After September 30, 2032, the title of the hotel will be transferred to the government of Laifeng County.

Construction in progress	$ 2,782,615		$ 2,142,989	$ 648,458
Obligation for coperation agreement with Laifeng Fengming	$ 2,700,000	17,000,000